Notes And Trade Payables - Notes Payable and Trade Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Notes payables	$ 182	$ 824
Trade payables	37,935	38,055
Notes payable and trade payable	$ 38,117	$ 38,879